Corporation information	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporation information

1.	Corporation information

Core AI Holdings, Inc. (formerly Siyata Mobile Inc.) (the “Company” or the “Group”) was incorporated under the laws of British Columbia, Canada. On October 3, 2025, the Group completed a merger (the “Merger”) with Core Gaming, Inc. (“Core Gaming”), a developer of AI-driven gaming technologies. Upon completion of the Merger, Core Gaming became a wholly-owned subsidiary of the Group. Newbyera Technology Limited (“Newbyera”), a developer of cloud-based gaming platforms, is the sole operating subsidiary of Core Gaming. In connection with the Merger, the Group changed its name to Core AI Holdings, Inc